Earnings Per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Line Items]
Total stock options and warrants	86,960,724	68,950,724	0
Stock Options [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	79,372,198	61,362,198	0
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	1,782,246	1,782,246	0
Warrants Liability Classified [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	5,806,280	5,806,280	0